                GENERAL AMERICAN LIFE INSURANCE COMPANY
                         PROSPECTUS SUPPLEMENT
                         DATED OCTOBER 2, 2000

These pages supplement General American Life Insurance Company's prospectus, dated May 1, 2000, for the Flexible Premium Life Insurance Policy. You should review this supplement and keep it with your prospectus and other important papers related to your policy. Capitalized terms in this supplement have the same meaning as set forth in the prospectus unless otherwise defined herein. Please contact your Agent/Registered Representative if you have any questions regarding this information.

Effective immediately, General American Life Insurance Company Separate Account Eleven (the "Separate Account") is increasing the number of divisions available for the investment of funds under your policy. Thirty new funds are now available. You can, therefore, transfer existing cash value and/or direct future premium payments into these new funds. These funds, along with the existing funds, which continue to be available, are listed and described below. The information in this supplement updates the information in the prospectus to include the names, investment managers, investment objectives, and fees associated with the new funds.

-------------------------------------------------------------------------
 THE FOLLOWING INFORMATION REPLACES THE PARAGRAPH AT THE BOTTOM OF THE FIRST COLUMN OF THE INTRODUCTORY PAGE OF YOUR PROSPECTUS.
-------------------------------------------------------------------------

Divisions of the Separate Account invest in corresponding Funds from the following open-end, diversified management companies:

     General American Capital Company
     Russell Insurance Funds
     American Century Variable Portfolios
     J. P. Morgan Series Trust II
     Fidelity Investments Variable Insurance Products Fund
     Fidelity Investments Variable Insurance Products Fund II
     Fidelity Investments Variable Insurance Products Fund III
     Van Eck Worldwide Insurance Trust
     SEI Insurance Products Trust
     Metropolitan Series Fund, Inc.
     New England Zenith Fund

-------------------------------------------------------------------------
 THE FOLLOWING INFORMATION REPLACES THE SECTION TITLED "THE SEPARATE ACCOUNT" IN THE SUMMARY SECTION OF YOUR PROSPECTUS.
-------------------------------------------------------------------------

THE SEPARATE ACCOUNT. The Separate Account consists of divisions, which represent different types of investments. Each division may either make money or lose money. Therefore if you invest in a division of the Separate Account, you may either make money or lose money, depending on the investment experience of that division. There is no guaranteed rate of return in the Separate Account.

The divisions of the Separate Account represent investment funds run by various investment companies. The investment companies hire advisers to operate or advise on the day-to-day operation of the funds.

The following list shows the investment companies whose funds are available under the policy, along with the managers or advisers and the divisions that they oversee.

-------------------------------------------------------------------------
      INVESTMENT COMPANY                       INVESTMENT
                                             MANAGER/ADVISER
-------------------------------------------------------------------------
General American Capital Company   Conning Asset Management Company
-------------------------------------------------------------------------
Russell Insurance Funds            Frank Russell Investment
                                   Management Company
-------------------------------------------------------------------------
American Century                   American Century
Variable Portfolios                Investment Management, Inc.
-------------------------------------------------------------------------
J.P. Morgan Series Trust II        J.P. Morgan Investment
                                   Management, Inc.
-------------------------------------------------------------------------
Fidelity Investments Variable      Fidelity Management
Insurance Products Fund            & Research Company
-------------------------------------------------------------------------
Fidelity Investments Variable      Fidelity Management
Insurance Products Fund II         & Research Company
-------------------------------------------------------------------------
Fidelity Investments Variable      Fidelity Management
Insurance Products Fund III        & Research Company
-------------------------------------------------------------------------

--------------------------------------------------------------------------
      INVESTMENT COMPANY                       INVESTMENT
                                             MANAGER/ADVISER
--------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust  Van Eck Associates Corporation
--------------------------------------------------------------------------
SEI Insurance Products Trust       SEI Investments Management Company
--------------------------------------------------------------------------
Metropolitan Series Fund, Inc.     Metropolitan Life Insurance Company
--------------------------------------------------------------------------
New England Zenith Fund            New England Investment Management, Inc.
--------------------------------------------------------------------------

These investment funds have different investment goals and strategies, which we have summarized in the following table. You should review the prospectus of each fund, or seek professional guidance in determining which fund(s) best meet your objectives.

----------------------------------------------------------------------------------------------------------------------------------
    INVESTMENT                      FUND                      INVESTMENT                             OBJECTIVE
    ----------                      ----                      ----------                             ---------
     MANAGER                        NAME                         TYPE
     -------                        ----                         ----
----------------------------------------------------------------------------------------------------------------------------------
   Conning Asset             S&P 500 Index Fund             Growth & Income            To achieve a rate of return that
 Management Company                                                                    parallels the return of the stock market
                                                                                       as a whole, as represented by the
                                                                                       Standard and Poor's 500 Stock Index.
----------------------------------------------------------------------------------------------------------------------------------
   Conning Asset              Money Market Fund              Money Market              To obtain the highest level of current
 Management Company                                                                    income consistent with the preservation of
                                                                                       capital and maintenance of liquidity.
----------------------------------------------------------------------------------------------------------------------------------
   Conning Asset               Bond Index Fund              Corporate Bonds            To provide a rate of return that reflects
 Management Company                                                                    the performance of the bond market as a
                                                                                       whole, as measured by the Lehman Brothers
                                                                                       Government/Corporate Bond Index.
----------------------------------------------------------------------------------------------------------------------------------
   Conning Asset            Asset Allocation Fund              Balanced                To obtain a high rate of long-term return,
 Management Company                                                                    composed of capital growth and income.
----------------------------------------------------------------------------------------------------------------------------------
   Conning Asset             Managed Equity Fund                Growth                 To obtain long-term capital growth
 Management Company                                                                    through investment in common stocks.
----------------------------------------------------------------------------------------------------------------------------------
   Conning Asset          International Index Fund              Growth:                To obtain investment results that parallel
 Management Company                                       International Stock          the price and yield performance of
                                                                                       publicly-traded common stocks in the
                                                                                       Morgan Stanley Capital International,
                                                                                       Europe, Australia, and Far East Index
                                                                                       ("EAFE Index").
----------------------------------------------------------------------------------------------------------------------------------
   Conning Asset             Mid-Cap Equity Fund                Growth                 To obtain long-term capital appreciation
 Management Company                                                                    through investment primarily in common
                                                                                       stocks of U.S.-based, publicly traded
                                                                                       companies with medium market
                                                                                       capitalization, defined as within the
                                                                                       range of the S&P Mid-Cap 400 at the time
                                                                                       of the Fund's investment.
----------------------------------------------------------------------------------------------------------------------------------
   Conning Asset            Small-Cap Equity Fund          Aggressive Growth           To provide a high rate of return through
 Management Company                                                                    investment in the common stock of small
                                                                                       companies, making up, at one time, the
                                                                                       smallest 20% of U.S.-based companies on
                                                                                       the New York Stock Exchange.
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Management &          Growth Portfolio                 Growth                 To seek capital appreciation, normally
  Research Company                                                                     through purchases of common stocks,
                                                                                       although its investments are not
                                                                                       restricted to any one type of security.
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Management &       Equity-Income Portfolio         Growth & Income            To seek reasonable income by investing
  Research Company                                                                     primarily in income-producing equity
                                                                                       securities.
----------------------------------------------------------------------------------------------------------------------------------

                                 2


----------------------------------------------------------------------------------------------------------------------------------
     INVESTMENT                     FUND                      INVESTMENT                                OBJECTIVE
     ----------                     ----                      ----------                                ---------
      MANAGER                       NAME                         TYPE
      -------                       ----                         ----
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Management &        Overseas Portfolio                 Growth:                To seek long-term growth of capital
  Research Company                                        International Stock          primarily through investment in foreign
                                                                                       securities.
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Management &      Asset Manager Portfolio             Balanced                To seek a high total return with reduced
  Research Company                                                                     risk over the long-term by allocating
                                                                                       its assets among domestic and foreign
                                                                                       stocks, bonds, and short-term fixed
                                                                                       income instruments.
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Management &       High Income Portfolio           High Yield Bond            To seek a high level of current income by
  Research Company                                                                     investing primarily in high yielding,
                                                                                       lower-rated, fixed income securities,
                                                                                       while also considering growth of capital.
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Management &         Mid Cap Portfolio       Long-Term Growth of Capital      To seek long-term growth by investing
  Research Company                                                                     primarily in common stocks, with at least
                                                                                       65% of total assets in securities of
                                                                                       companies with medium market
                                                                                       capitalizations, similar to those in the
                                                                                       S&P MidCap 400.  The fund may potentially
                                                                                       invest in domestic and foreign companies
                                                                                       with smaller or larger market
                                                                                       capitalizations, investing in "growth"
                                                                                       and/or "value" stocks.
----------------------------------------------------------------------------------------------------------------------------------
 Van Eck Associates       Worldwide Hard Assets Fund       Aggressive Growth:          To seek long-term capital appreciation by
    Corporation                                                Specialty               investing in equity and debt securities
                                                                                       of companies engaged in the exploration,
                                                                                       development, production, and distribution
                                                                                       of gold and other natural resources such
                                                                                       as strategic and other metals, minerals,
                                                                                       forest products, oil, natural gas,
                                                                                       and coal.
----------------------------------------------------------------------------------------------------------------------------------
 Van Eck Associates           Worldwide Emerging           Aggressive Growth:          To obtain long-term capital appreciation by
    Corporation                  Markets Fund             International Stock          investing in equity securities in emerging
                                                                                       markets around the world.  The Fund
                                                                                       emphasizes primarily investment in
                                                                                       countries that, compared to the world's
                                                                                       major economies, exhibit relatively low
                                                                                       gross national product per capita, as
                                                                                       well as the potential for rapid economic
                                                                                       growth.
----------------------------------------------------------------------------------------------------------------------------------
    Frank Russell           Multi-Style Equity Fund         Growth & Income            To obtain income and capital growth by
Investment Management                                                                  investing principally in equity securities.
       Company
----------------------------------------------------------------------------------------------------------------------------------
    Frank Russell           Aggressive Equity Fund         Aggressive Growth           To provide capital appreciation by assuming
Investment Management                                                                  a higher level of volatility than is
       Company                                                                         ordinarily expected from the Multi-Style
                                                                                       Equity Fund, by investing in equity
                                                                                       securities.
----------------------------------------------------------------------------------------------------------------------------------
    Frank Russell               Non-U.S. Fund                   Growth:                To achieve favorable total return and
Investment Management                                    International Stocks          additional diversification for United
       Company                                                and Bonds                States investors by investing primarily in
                                                                                       equity and debt securities of non-United
                                                                                       States companies and non-United States
                                                                                       governments.
----------------------------------------------------------------------------------------------------------------------------------

                                 3


----------------------------------------------------------------------------------------------------------------------------------
     INVESTMENT                     FUND                      INVESTMENT                                OBJECTIVE
     ----------                     ----                      ----------                                ---------
      MANAGER                       NAME                         TYPE
      -------                       ----                         ----
----------------------------------------------------------------------------------------------------------------------------------
    Frank Russell              Core Bond Fund               Growth & Income            To maximize total return through capital
Investment Management                                                                  appreciation and income by assuming a level
       Company                                                                         of volatility consistent with the broad
                                                                                       fixed-income market, by investing in fixed-
                                                                                       income securities.
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Investment         Bond Portfolio               Growth & Income            To provide a high total return consistent
   Management, Inc.                                                                    with moderate risk of capital and
                                                                                       maintenance of liquidity.
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Investment     Small Company Portfolio         Aggressive Growth           To provide high total return from a
   Management, Inc.                                                                    portfolio of equity securities of small
                                                                                       companies.  The Fund invests at least
                                                                                       65% of the value of its total assets in
                                                                                       the common stock of small U.S. companies
                                                                                       primarily with market capitalizations
                                                                                       less than $1 billion.
----------------------------------------------------------------------------------------------------------------------------------
   American Century         Income & Growth Fund            Growth & Income            To attain long-term growth of capital as
      Investment                                                                       well as current income.  The Fund pursues
   Management, Inc.                                                                    a total return and dividend yield that
                                                                                       exceeds those of the S&P 500 by investing
                                                                                       in stocks of companies with strong dividend
                                                                                       growth potential.
----------------------------------------------------------------------------------------------------------------------------------
   American Century          International Fund            Aggressive Growth:          To obtain capital growth over time by
      Investment                                          International Stock          investing in common stocks of foreign
   Management, Inc.                                                                    companies considered to have better-than-
                                                                                       average prospects for appreciation.
                                                                                       Because this Fund invests in foreign
                                                                                       securities, a higher degree of short-term
                                                                                       price volatility, or risk, is expected
                                                                                       due to factors such as currency fluctuation
                                                                                       and political instability.
----------------------------------------------------------------------------------------------------------------------------------
   American Century              Value Fund                     Growth                 To attain long-term capital growth, with
      Investment                                                                       income as a secondary objective.  The Fund
   Management, Inc.                                                                    invests primarily in equity securities of
                                                                                       well-established companies that are
                                                                                       believed by management to be undervalued at
                                                                                       the time of purchase.
----------------------------------------------------------------------------------------------------------------------------------
   SEI Investments          Large Cap Value Fund           Long-Term Growth            Utilizing multiple specialist sub-advisers
Management Corporation                                   of Capital and Income         that manage in a value style, the Fund
                                                                                       invests in large cap income-producing
                                                                                       U.S. common stocks.
----------------------------------------------------------------------------------------------------------------------------------
   SEI Investments          Large Cap Growth Fund        Capital Appreciation          Utilizing multiple specialist sub-advisers
Management Corporation                                                                 that manage in a growth style, the Fund
                                                                                       invests in large cap U.S. common stocks.
----------------------------------------------------------------------------------------------------------------------------------
   SEI Investments          Small Cap Value Fund         Capital Appreciation          Utilizing multiple specialist sub-advisers
Management Corporation                                                                 that manage in a value style, the Fund
                                                                                       invests in common stocks of smaller
                                                                                       U.S. companies.
----------------------------------------------------------------------------------------------------------------------------------
   SEI Investments          Small Cap Growth Fund          Long-Term Capital           Utilizing multiple specialist sub-advisers
Management Corporation                                       Appreciation              that manage in a growth style, the Fund
                                                                                       invests in common stocks of smaller
                                                                                       U.S. companies.
----------------------------------------------------------------------------------------------------------------------------------
   SEI Investments              International            Capital Appreciation          Utilizing multiple specialist sub-advisers,
Management Corporation           Equity Fund                                           the Fund invests in equity securities of
                                                                                       foreign companies.
----------------------------------------------------------------------------------------------------------------------------------

                                 4


----------------------------------------------------------------------------------------------------------------------------------
      INVESTMENT                     FUND                       INVESTMENT                             OBJECTIVE
      ----------                     ----                       ----------                             ---------
       MANAGER                       NAME                          TYPE
       -------                       ----                          ----
----------------------------------------------------------------------------------------------------------------------------------
   SEI Investments             Emerging Markets            Capital Appreciation        Utilizing multiple specialist sub-advisers,
Management Corporation           Equity Fund                                           the Fund invests in equity securities of
                                                                                       emerging markets companies.
----------------------------------------------------------------------------------------------------------------------------------
   SEI Investments          Core Fixed Income Fund          Current Income and         Utilizing multiple specialist sub-advisers
Management Corporation                                    Preservation of Capital      that have fixed income investment
                                                                                       expertise, the Fund invests in investment
                                                                                       grade U.S. fixed income securities.
----------------------------------------------------------------------------------------------------------------------------------
   SEI Investments           High Yield Bond Fund              Total Return            Utilizing a specialist sub-adviser that has
Management Corporation                                                                 high yield investment expertise, the Fund
                                                                                       invests in high yield, high risk
                                                                                       securities.
----------------------------------------------------------------------------------------------------------------------------------
   SEI Investments            International Fixed          Capital Appreciation        Utilizing a specialist sub-adviser, the
Management Corporation            Income Fund               and Current Income         Fund invests in investment grade fixed
                                                                                       income securities of foreign government and
                                                                                       corporate issuers.
----------------------------------------------------------------------------------------------------------------------------------
   SEI Investments             Emerging Markets                Total Return            Utilizing a specialist sub-adviser, the
Management Corporation             Debt Fund                                           Fund invests U.S. dollar denominated debt
                                                                                       in securities of emerging market issuers.
----------------------------------------------------------------------------------------------------------------------------------
  Metropolitan Life         Janus Mid-Cap Portfolio          Long-Term Growth          The Portfolio normally invests at least
  Insurance Company                                             of Capital             65% of its total assets in common stocks
                                                                                       of medium capitalization companies selected
                                                                                       for their growth potential.  The portfolio
                                                                                       manager defines medium capitalization
                                                                                       ("mid-cap") companies as those whose
                                                                                       market capitalization falls within the
                                                                                       range of companies included in the
                                                                                       S&P MidCap 400 Index at the time of the
                                                                                       purchase.
----------------------------------------------------------------------------------------------------------------------------------
  Metropolitan Life              T. Rowe Price               Long-Term Growth          The Portfolio normally invests at least
  Insurance Company               Large Cap                  of Capital and,           65% of its total assets in a diversified
                               Growth Portfolio                Secondarily,            group of large capitalization growth
                                                             Dividend Income           companies.  The portfolio managers define
                                                                                       large capitalization ("large-cap")
                                                                                       companies as those whose market
                                                                                       capitalization falls within the range
                                                                                       of the largest 300 companies included
                                                                                       in the Russell 3000 Index at the time of
                                                                                       the purchase.
----------------------------------------------------------------------------------------------------------------------------------
  Metropolitan Life             T. Rowe Price            Long-Term Capital Growth      The Portfolio normally invests at least
  Insurance Company               Small Cap                                            65% of its total assets in a diversified
                               Growth Portfolio                                        group of small capitalization companies.
                                                                                       The portfolio manager defines small
                                                                                       capitalization ("small cap") companies
                                                                                       as those whose market capitalization
                                                                                       falls within the range of companies
                                                                                       included in the bottom 10% of the
                                                                                       S&P 500 Index at the time of the purchase.
----------------------------------------------------------------------------------------------------------------------------------
New England Investment           Alger Equity                     Growth               The Fund invests primarily in growth
   Management, Inc.              Growth Series                                         stocks and will ordinarily invest at least
                                                                                       65% of Equity Growth's total assets in
                                                                                       equity securities of issues with market
                                                                                       capitalization of $1 billion or greater.
----------------------------------------------------------------------------------------------------------------------------------

You may change the investments that you want to use for your future premiums by notifying our Home Office.

You may transfer your cash value among the various investment funds, and you may withdraw money, but there are certain rules. We don't charge you a transaction fee for the first twelve transfers or withdrawals in a policy year, but we charge a $25 fee for each transfer or withdrawal after the first twelve. (A policy year is measured beginning on the anniversary of the date that the policy was issued, and ending on the day before the next anniversary.)

We have the right to change or eliminate transfers in the future, although we don't currently intend to do so.

-------------------------------------------------------------------------
 THE FOLLOWING INFORMATION REPLACES THE TABLE TITLED "ANNUAL FUND
 OPERATING EXPENSES" IN THE SUMMARY SECTION OF YOUR PROSPECTUS.
-------------------------------------------------------------------------

The following chart shows the operating expenses of the funds as reported for the fiscal year ending December 31, 1999. For the Capital Company's S&P 500 Index Fund and Small-Cap Equity Fund, the chart shows first what the fees would have been had the current fee structure been in place for 1999, and then shows the actual fees incurred under the fee structure that was then in effect. The investment advisory fees for the Capital Company's Managed Equity Fund, Asset Allocation Fund, and Mid-Cap Equity Fund will change effective January 6, 2002. These scheduled changes are described in the footnotes following the chart.

-------------------------------------------------------------------------------------------------------------------

                                        ANNUAL FUND OPERATING EXPENSES<F1>
                                       As a Percentage of Average Net Assets

-------------------------------------------------------------------------------------------------------------------
                                                     INVESTMENT
          FUND                                       ADVISORY /            OTHER EXPENSES                TOTAL
                                                     MANAGEMENT
                                                         FEE
-------------------------------------------------------------------------------------------------------------------
                                        GENERAL AMERICAN CAPITAL COMPANY
-------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund                                    .0825%                    .05%                  .1325% <F2>
                                                  (.25% for 1999)                                   (.30% for 1999)
-------------------------------------------------------------------------------------------------------------------
Money Market Fund                                       .125%                   .08%                    .205%
-------------------------------------------------------------------------------------------------------------------
Bond Index Fund                                         .25%                    .05%                    .30%
-------------------------------------------------------------------------------------------------------------------
Managed Equity Fund                                     .29%                    .10%                    .39% <F3>
-------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund                                   .50%                    .10%                    .60% <F4>
-------------------------------------------------------------------------------------------------------------------
International Index Fund                                .49%                    .30%                    .79% <F5>
-------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                                     .54%                    .10%                    .64% <F6>
-------------------------------------------------------------------------------------------------------------------
Small-Cap Equity Fund                                   .75%                    .05%                    .80% <F7>
                                                  (.25% for 1999)                                   (.30% for 1999)
-------------------------------------------------------------------------------------------------------------------
                                              RUSSELL INSURANCE FUNDS
-------------------------------------------------------------------------------------------------------------------
Multi-Style Equity Fund                                 .74%                    .18%                    .92% <F8>
-------------------------------------------------------------------------------------------------------------------
Aggressive Equity Fund                                  .86%                    .39%                   1.25% <F9>
-------------------------------------------------------------------------------------------------------------------
Non-U.S. Fund                                           .75%                    .55%                   1.30% <F10>
-------------------------------------------------------------------------------------------------------------------
Core Bond Fund                                          .54%                    .26%                    .80% <F11>
-------------------------------------------------------------------------------------------------------------------
                                       AMERICAN CENTURY VARIABLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------
Income & Growth Fund                                    .70%                    .00%                    .70%
-------------------------------------------------------------------------------------------------------------------
International Fund                                     1.37%                    .00%                   1.37%
-------------------------------------------------------------------------------------------------------------------
Value Fund                                             1.00%                    .00%                   1.00%
-------------------------------------------------------------------------------------------------------------------
                                            J.P. MORGAN SERIES TRUST II
-------------------------------------------------------------------------------------------------------------------
Bond Portfolio                                          .30%                    .45%                    .75%
-------------------------------------------------------------------------------------------------------------------
Small Company Portfolio                                 .60%                    .55%                   1.15%
-------------------------------------------------------------------------------------------------------------------
                                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------
Equity-Income Portfolio                                 .48%                    .08%                    .56%
-------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                        .58%                    .07%                    .65%
-------------------------------------------------------------------------------------------------------------------
Overseas Portfolio                                      .73%                    .14%                    .87%
-------------------------------------------------------------------------------------------------------------------
High Income Portfolio                                   .58%                    .11%                    .69%
-------------------------------------------------------------------------------------------------------------------
                                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
-------------------------------------------------------------------------------------------------------------------
Asset Manager                                           .53%                    .09%                    .62%
-------------------------------------------------------------------------------------------------------------------

                                   FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
-------------------------------------------------------------------------------------------------------------------
Mid Cap Portfolio                                       .97%                    .00%                    .97%
-------------------------------------------------------------------------------------------------------------------

                                 7

-------------------------------------------------------------------------------------------------------------------
                                         VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------
Worldwide Hard Assets Fund                             1.00%                    .34%                   1.34%
-------------------------------------------------------------------------------------------------------------------
Worldwide Emerging Markets Fund                        1.00%                    .26%                   1.26%
-------------------------------------------------------------------------------------------------------------------
                                           SEI INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                                    .35%                    .50%                    .85% <F12>
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund                                   .40%                    .45%                    .85% <F12>
-------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                    .65%                    .45%                   1.10% <F12>
-------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                                   .65%                    .45%                   1.10% <F12>
-------------------------------------------------------------------------------------------------------------------
International Equity Fund                               .51%                    .77%                   1.28% <F12>
-------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Fund                           1.05%                    .90%                   1.95% <F12>
-------------------------------------------------------------------------------------------------------------------
Core Fixed Income Fund                                  .28%                    .32%                    .60% <F12>
-------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                                    .49%                    .36%                    .85% <F12>
-------------------------------------------------------------------------------------------------------------------
International Fixed Income Fund                         .40%                    .60%                   1.00% <F12>
-------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt Fund                              .85%                    .50%                   1.35% <F12>
-------------------------------------------------------------------------------------------------------------------
                                           METROPOLITAN SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------
Janus Mid-Cap Portfolio                                 .67%                    .04%                    .71%
-------------------------------------------------------------------------------------------------------------------
T. Rowe Price Large Cap Growth Portfolio                .69%                    .24%                    .93%
-------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap Growth Portfolio                .52%                    .09%                    .61%
-------------------------------------------------------------------------------------------------------------------
                                              NEW ENGLAND ZENITH FUND
-------------------------------------------------------------------------------------------------------------------
Alger Equity Growth Series                              .80%                    .00%                    .80%
-------------------------------------------------------------------------------------------------------------------

<F1>  The Fund expenses shown above are collected from the underlying
Fund, and are not direct charges against the Separate Account assets or reductions from the Policy's Cash Value. These underlying Fund Expenses are taken into consideration in computing each Fund's net asset value, which is used to calculate the unit values in the Separate Account. The management fees and other expenses are more fully described in the prospectus of each individual Fund. The information relating to the Fund expenses was provided by the Fund and was not independently verified by General American. Except as otherwise specifically noted, the management fees and other expenses are not currently subject to fee waivers or expense reimbursements.

<F2>  The investment management / advisory fees charged by the S&P 500
Index Fund are stated as a series of annual percentages of the average daily value of the net assets of the Funds. The percentages decrease with respect to assets of the Fund above certain amounts, as follows: first $500 million, 0.10%; next $250 million, 0.08%; balance over $750 million, 0.05%.

<F3>  The investment management / advisory fees charged by the Managed
Equity Fund are stated as a series of annual percentages of the average daily value of the net assets of the Fund. The percentages decrease with respect to assets of the Fund above certain amounts, as follows: first $10 million, 0.40%; next $20 million, 0.30%; balance over $30 million, 0.25%. Effective January 6, 2002, the investment management / advisory fees will be: first $250 million, 0.50%; next $500 million, 0.45%; balance over $750 million, 0.35%.

<F4>  The investment management / advisory fees charged by the Asset
Allocation Fund 0.50%. Effective January 6, 2002 the fee will be stated as a series of annual percentages of the average daily value of the net assets of the Fund. The percentages will decrease with respect to assets of the Fund above certain amounts, as follows: first $500 million, 0.55%; next $500 million, 0.45%; balance over $1 billion, 0.40%.

<F5>  The investment management / advisory fees charged by the
International Index Fund are stated as a series of annual percentages of the average daily value of the net assets of the Funds. The percentages decrease with respect to assets of the Fund above certain amounts, as follows: First $10 million, 0.50%; Next $20 million, 0.40%; Balance over $20 million, 0.30%.


<F6>  The investment management / advisory fees charged by the Mid-Cap
Equity Fund are stated as a series of annual percentages of the average daily value of the net assets of the Fund. The percentages decrease

                                8


with respect to assets of the Fund above certain amounts, as follows: first $10 million, 0.55%; next $10 million, 0.45%; balance over $20 million, 0.40%. Effective January 6, 2002, the investment management / advisory fees will be: first $250 million, 0.55%; next $500 million, 0.50%; balance over $750 million, 0.45%.

<F7>  The investment management / advisory fees charged by the Small-Cap
Equity Fund are stated as a series of annual percentages of the average daily value of the net assets of the Funds. The percentages decrease with respect to assets of the Fund above certain amounts, as follows: first $250 million, 0.75%; next $500 million, 0.65%; balance over $750 million, 0.60%.

<F8>  The Manager has voluntarily agreed to waive a portion of its 0.78%
management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.92% of the Fund's average daily net assets on an annual basis, and to reimburse the Fund for all remaining expenses after fee waivers which exceed 0.92% of average daily net assets on an annual basis. The management fee waivers and reimbursements are intended to be in effect for 2000, but may be revised or eliminated at any time thereafter without notice to shareholders. Absent the waiver, the management fee would have been 0.78%, and total Fund expenses would have been 0.96% of average daily net assets.

<F9>  The Manager has voluntarily agreed to waive a portion of its 0.95%
management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.25% of the Fund's average daily net assets on an annual basis, and to reimburse the Fund for all remaining expenses after fee waivers which exceed 1.25% of average daily net assets on an annual basis. The management fee waivers and reimbursements are intended to be in effect for 2000, but may be revised or eliminated at any time thereafter without notice to shareholders. Absent the waiver, the management fee would have been 0.95%, and total Fund expenses would have been 1.34% of average daily net assets.

<F10>  The Manager has voluntarily agreed to waive a portion of its
0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.30% of the Fund's average daily net assets on an annual basis, and to reimburse the Fund for all remaining expenses after fee waivers which exceed 1.30% of average daily net assets on an annual basis. The management fee waivers and reimbursements are intended to be in effect for 2000, but may be revised or eliminated at any time thereafter without notice to shareholders. Absent the waiver, the management fee would have been 0.95%, and total Fund expenses would have been 1.50% of average daily net assets.

<F11>  The Manager has voluntarily agreed to waive a portion of its
0.60% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.80% of the Fund's average daily net assets on an annual basis, and to reimburse the Fund for all remaining expenses after fee waivers which exceed 0.80% of average daily net assets on an annual basis. The management fee waivers and reimbursements are intended to be in effect for 2000, but may be revised or eliminated at any time thereafter without notice to shareholders. Absent the waiver, the management fee would have been 0.60%, and total Fund expenses would have been 0.86% of average daily net assets.

<F12>  The SEI VP Funds' total actual annual fund operating expenses for the current fiscal year are expected to be less than the maximum amount allowed because the Adviser will voluntarily waive a portion of its fee in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of its waiver at any time. With this fee waiver, the Funds' actual total operating expenses are expected to be the amounts shown in the table above. Absent the fee waiver, the Funds' total operating expenses would be: Large Cap Value Fund, 0.95%; Large Cap Growth Fund, 1.00%; Small Cap Value Fund, 1.20%; Small Cap Growth Fund, 1.20%; International Equity Fund, 1.41%; Emerging Markets Equity Fund, 2.34%; Core Fixed Income Fund, 0.70%; High Yield Bond Fund, 0.99%; International Fixed Income Fund, 1.31%; Emerging Markets Debt Fund, 1.95%.

-------------------------------------------------------------------------
 THE FOLLOWING INFORMATION REPLACES THE CORRESPONDING INFORMATION IN THE "DEFINITIONS" SECTION OF YOUR PROSPECTUS.
-------------------------------------------------------------------------

DIVISION - A subaccount of the Separate Account. Each Division invests exclusively in the shares of a corresponding Fund.

FUND - A separate investment portfolio of a registered open-end investment company. Although sometimes referred to elsewhere as "portfolios," they are referred to in this prospectus as "Funds," except where "Portfolio" is part of their name.

-------------------------------------------------------------------------
 THE FOLLOWING INFORMATION REPLACES THE INFORMATION TITLED "THE SEPARATE ACCOUNT" IN THE SECTION OF YOUR PROSPECTUS TITLED "THE COMPANY AND THE SEPARATE ACCOUNT."
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                          THE SEPARATE ACCOUNT
-------------------------------------------------------------------------

General American Life Insurance Company Separate Account Eleven ("the Separate Account") was established by General American as a separate investment account on January 24, 1985 under Missouri law. The Separate Account will receive and invest the Net Premiums paid under this Policy and allocated to it. In addition, the Separate Account currently receives and invests Net Premiums for other classes of flexible premium variable life insurance policies and might do so for additional classes in the future.

The Separate Account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act") and meets the definition of a "separate account" under Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account or General American by the SEC.

The Separate Account is divided into Divisions. Divisions invest in corresponding Funds from various open-end, diversified management investment companies. Income and both realized and unrealized gains or losses from the assets of each Division of the Separate Account are credited to or charged against that Division without regard to income, gains, or losses from any other Division of the Separate Account or arising out of any other business General American may conduct.

Although the assets of the Separate Account are the property of General American, the assets in the Separate Account equal to the reserves and other liabilities of the Separate Account are not chargeable with liabilities arising out of any other business which General American may conduct. The assets of the Separate Account are available to cover the general liabilities of General American only to the extent that the Separate Account's assets exceed its liabilities arising under the Policies. From time to time, the Company may transfer to its General Account any assets of the Separate Account that exceed the reserves and the Policy liabilities of the Separate Account (which will always be at least equal to the aggregate Policy value allocated to the Separate Account under the Policies). Before making any such transfers, General American will consider any possible adverse impact the transfer may have on the Separate Account.

-------------------------------------------------------------------------
                   GENERAL AMERICAN CAPITAL COMPANY
-------------------------------------------------------------------------

General American Capital Company (the "Capital Company") is an open-end, diversified management investment company which was incorporated in Maryland on November 15, 1985, and commenced operations on October 1, 1987. Only the Funds described in this section of the Prospectus are currently available as investment choices for this Policy even though additional Funds may be described in the prospectus for the Capital Company. Shares of Capital Company are currently offered to separate accounts established by General American Life Insurance Company and affiliates. The Capital Company's investment adviser is Conning Asset Management Company ("the Advisor"), an indirect, majority-owned subsidiary of General American. The adviser selects investments for the Funds.

The investment objectives and policies of each Fund are summarized below:

   S&P 500 INDEX FUND: The investment objective of this Fund is to provide investment results that parallel the price and yield performance of publicly-traded common stocks in the aggregate. The Fund uses the Standard & Poor's Composite Index of 500 Stocks ("the S&P Index") as its standard for performance comparison. The Fund attempts to duplicate the performance of the S&P Index and includes dividend income as a component of the Fund's total return. The Fund is not managed by Standard & Poor's.

   THE MONEY MARKET FUND: The investment objective of the Money Market Fund is to obtain the highest level of current income which is consistent with the preservation of capital and maintenance of liquidity. The Fund invests primarily in high-quality, short-term money market instruments. An investment in the Money Market Fund is neither insured nor guaranteed by the U. S. Government.

   BOND INDEX FUND: The investment objective of this Fund is to provide a rate of return that reflects the performance of the publicly-traded bond market as a whole. The Fund uses the Lehman Brothers
   Government/Corporate Bond Index as its standard for performance comparison.

   MANAGED EQUITY FUND: The investment objective of this Fund is long-term growth of capital, obtained by investing primarily in common stocks. Securing moderate current income is a secondary objective.

   ASSET ALLOCATION FUND: The investment objective of this Fund is a high rate of long-term total return composed of capital growth and income payments. Preservation of capital is the secondary objective and chief limit on investment risk. The Fund will invest only in those types of securities that the other Capital Company Funds may invest in. The Asset Allocation Fund invests in a combination of common stocks, bonds, or money market instruments in accordance with guidelines established from time to time by Capital Company's Board of Directors.

   INTERNATIONAL INDEX FUND: The investment objective of this Fund is to obtain investment results that parallel the price and yield performance of publicly-traded common stocks in the Morgan Stanley Capital International ("MSCI") Europe, Australia and Far East Index ("EAFE").

   MID-CAP EQUITY FUND: The investment objective of this Fund is capital appreciation. It pursues this objective by investing primarily in common stocks of United States-based, publicly traded companies with medium market capitalizations falling within the capitalization range of the S&P Mid-Cap 400 at the time of the Fund's investment.

   SMALL-CAP EQUITY FUND: The investment objective of this Fund is to provide a rate of return that corresponds to the performance of the common stock of small companies, while incurring a level of risk that is generally equal to the risks associated with small company common stock. The Fund attempts to duplicate the performance of the smallest 20% of companies, based on capitalization size, that are based in the United States and listed on the New York Stock Exchange ("NYSE").

-------------------------------------------------------------------------
                       RUSSELL INSURANCE FUNDS
-------------------------------------------------------------------------

Russell Insurance Funds ("RIF") is organized as a Massachusetts business trust under a Master Trust Agreement dated July 11, 1996. RIF is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment Funds, which interests may be offered in one or more classes. RIF is a diversified open end management investment company, commonly known as a "mutual fund." Frank Russell Company, which is a consultant to RIF, has been primarily engaged since
1969 in providing asset management consulting services to large corporate employee benefit funds. Major components of its consulting services are: (i) quantitative and qualitative research and evaluation aimed at identifying the most appropriate investment management firms to invest large pools of assets in accord with specific investment objectives and styles; and (ii) the development of strategies for investing assets using "multi-style, multi-manager diversification."
This is a method for investing
large pools of assets by dividing the assets into segments to be invested using different investment styles, and selecting money managers for each segment based upon their expertise in that style of investment. General management of RIF is provided by Frank Russell Investment Management Company, a wholly-owned subsidiary of Frank Russell Company, which furnishes officers and staff required to manage and administer RIF on a day-to-day basis.

The investment objectives and policies of each Fund are summarized below:

   MULTI-STYLE EQUITY FUND: The investment objective of this Fund is to provide income and capital growth by investing principally in equity securities.

   AGGRESSIVE EQUITY FUND: This Fund seeks to provide capital appreciation by assuming a higher level of volatility than is ordinarily expected from the Multi-Style Equity Fund while still investing in equity securities.

   NON-U.S. FUND: This Fund's objective is to provide favorable total return and additional diversification for U.S. investors by investing primarily in equity and fixed-income securities of non-U.S. companies, and securities issued by non-U.S. governments.

   CORE BOND FUND: This Fund's objective is to maximize total return, through capital appreciation and income, by assuming a level of volatility consistent with the broad fixed-income market. The Fund invests in fixed-income securities.

-------------------------------------------------------------------------
                 AMERICAN CENTURY VARIABLE PORTFOLIOS
-------------------------------------------------------------------------

American Century Variable Portfolios, Inc., a part of American Century Investments, was organized as a Maryland corporation on June 4, 1987. It is a diversified, open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Directors. American Century Investment Management, Inc. serves as the investment manager of the fund.

The investment objective and policies of the Funds are summarized below:

   INCOME & GROWTH FUND: The investment objective of this Fund is to attain long-term growth of capital as well as current income. The Fund pursues a total return and dividend yield that exceed those of the S&P 500 by investing in stocks of companies with strong dividend growth potential. Dividends are paid monthly.

   INTERNATIONAL FUND: This Fund seeks capital growth over time by investing in common stocks of foreign companies considered to have better-than-average prospects for appreciation. Because the Fund invests in foreign securities, a higher degree of short-term price volatility, or risk, is expected due to factors such as currency fluctuation and political instability.

   VALUE FUND: This Fund is a core equity fund that seeks long-term capital growth. Income is a secondary objective. To pursue its objectives, the fund invests primarily in equity securities of well-established companies that are believed by management to be undervalued at the time of purchase.

-------------------------------------------------------------------------
                      J.P. MORGAN SERIES TRUST II
-------------------------------------------------------------------------

J.P. Morgan Series Trust II is an open-end diversified management investment company organized as a Delaware Business Trust. The Trust's investment adviser is J.P. Morgan Investment Management, Inc., a registered investment adviser and a wholly owned subsidiary of J.P. Morgan & Co., Incorporated, a bank holding company organized under the laws of Delaware.

The investment objective and policies of the Funds are summarized below:

   BOND PORTFOLIO: This Fund seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. The Fund is designed for investors who seek a total return over time that is higher than that generally available from a portfolio of short-term obligations while acknowledging the greater price fluctuation of longer-term instruments.

   SMALL COMPANY PORTFOLIO: The investment objective of this Fund is to provide high total return from a portfolio of equity securities of small companies. The Fund invests at least 65% of the value of its total assets in the common stock of small U.S. companies primarily with market capitalizations less than $1 billion. The Fund is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of stocks of large companies.

-------------------------------------------------------------------------
               FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified management investment company organized as a Massachusetts business trust on November 13, 1981. Only the Funds described in this section of the Prospectus are currently available as investment choices for this Policy even though additional Funds may be described in the prospectus for VIP. VIP shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") of Boston, Massachusetts is the Funds' Manager.

The investment objectives and policies of each Fund are summarized below:

   EQUITY-INCOME PORTFOLIO: The investment objective of this Fund is income, obtained by investing primarily in income-producing equity securities. In choosing these securities, FMR will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.

   GROWTH PORTFOLIO: The investment objective of this Fund is capital appreciation. The Fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be obtained from other types of securities, including bonds and preferred stocks.

   OVERSEAS PORTFOLIO: The investment objective of this Fund is long-term growth of capital. The Fund invests primarily in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participation in companies and economies outside of the United States.

   HIGH INCOME PORTFOLIO: The investment objective of this Fund is a high level of current income. The Fund seeks to fulfill the objective by investing primarily in high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. Lower-rated securities, commonly referred to as "junk bonds," involve greater risk of default or price change than securities assigned a higher quality rating.

-------------------------------------------------------------------------
             FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
-------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988. Only the Fund described in this section of the Prospectus is currently available as an investment choice for this Policy even though additional Funds may be described in the prospectus for VIP II. VIP II shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the Fund's manager.

The investment objective and policies of the Funds are summarized below:

   ASSET MANAGER: The investment objective of this Fund is to seek a high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds, and short-term fixed income instruments.

-------------------------------------------------------------------------
             FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
-------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified management investment company organized as a Massachusetts business trust. Only the Fund described in this section of the Prospectus is currently available as an investment choice for this Policy even though additional Funds may be described in the prospectus for VIP III. VIP III shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the Fund's manager.

The investment objective and policies of the Fund are summarized below:

   MID CAP EQUITY FUND: This Fund seeks long-term capital growth by investing primarily in common stocks, with at least 65% of total assets in securities of companies with medium market capitalizations, similar to those in the S&P MidCap 400. The fund may potentially invest in domestic and foreign companies with smaller or larger market capitalizations, investing in either "growth" or "value" stocks or both. The fund selects investments by using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions.

-------------------------------------------------------------------------
                   VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust ("Van Eck") is an open-end management investment company organized as a Massachusetts business trust on January 7, 1987. Only the Funds described in this section of the Prospectus are currently available as an investment choice for this Policy even though additional Funds may be described in the prospectus for Van Eck. Shares of Van Eck are offered only to separate accounts of various insurance companies to support benefits of variable insurance and annuity policies. The assets of Van Eck are managed by Van Eck Associates Corporation of New York, New York.

The investment objectives and policies of the Fund are summarized below:

   WORLDWIDE HARD ASSETS FUND: The investment objective of the Fund is to seek long-term capital appreciation by investing in equity and debt securities of companies engaged in the exploration, development, production, and distribution of one or more of the following: (i) precious metals, (ii) ferrous and non-ferrous metals, (iii) oil and gas, (iv) forest products, (v) real estate, and (vi) other basic non-agricultural commodities (together, "Hard Assets"). Current income is not an objective.

   WORLDWIDE EMERGING MARKETS FUND: The investment objective of this Fund is to obtain long-term capital appreciation by investing in equity securities in emerging markets around the world. The Fund emphasizes primarily investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

-------------------------------------------------------------------------
                     SEI INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------

SEI Investments is a publicly-traded, diversified financial services firm dedicated to helping investors more effectively manage their financial assets. SEI Investments was incorporated in Pennsylvania in 1968 under the original name of Simulated Environments, Inc. SEI Investments Management Corporation (SIMC), SEI Investments Distribution Company (SIDCO), and SEI Trust Company are the principal wholly-owned subsidiaries of SEI Investments. SIMC is an investment advisor registered with the Securities and Exchange Commission (SEC) under the Investment Advisers Act of 1940. SIDCO is a broker-dealer registered with the SEC under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

SEI Insurance Products Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed exclusively as funding vehicles for variable life insurance and variable annuity contracts. SEI Investments Management Corporation is the Investment Adviser to SEI Insurance Products Trust.

The investment objectives and policies of the Funds are summarized below.

   LARGE CAP VALUE FUND: This Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on sub-advisers to manage the Fund's portfolio under the general supervision of SIMC. Each sub-adviser, in managing its portions of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.

   LARGE CAP GROWTH FUND: This Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on sub-advisers to manage the Fund's portfolio under the general supervision of SIMC. Each sub-adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund's portfolio is diversified as to issuers and industries.

   SMALL CAP VALUE FUND: This Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying on sub-advisers to manage the Fund's portfolio under the general supervision of SIMC. Each sub-adviser, in managing its portions of the Funds' assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.

   SMALL CAP GROWTH FUND: This Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying on sub-advisers to manage the Fund's portfolio under the general supervision of SIMC. Each sub-adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund's portfolio is diversified as to issuers and industries.

   INTERNATIONAL EQUITY FUND: This Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund uses a multi-manager approach, relying on sub-advisers to manage the Fund's portfolio under the general supervision of SIMC. The Fund's portfolio is diversified as to issuers, markets capitalization, industry and country. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets.

   EMERGING MARKETS EQUITY FUND: This Fund invests primarily in common stocks and other equity securities of foreign companies located in emerging markets countries. The fund uses a multi-manager approach, relying on sub-advisers to manage the Fund's portfolio under the general supervision of SIMC. The Fund is diversified as to issuers, market capitalization, industry and country.

   CORE FIXED INCOME FUND: This Fund invests primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying on sub-advisers to manage the Fund's portfolio under the general supervision of SIMC. Sub-advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-advisers make investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with their particular discipline. While each sub-adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market.

   HIGH YIELD BOND FUND: This Fund invests primarily in fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The sub-adviser chooses securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or on the credit quality of any security.

   INTERNATIONAL FIXED INCOME FUND: This Fund invests primarily in foreign government, corporate, and mortgage-backed securities. In selecting investments for the Fund, the sub-adviser chooses investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security.

   EMERGING MARKETS DEBT FUND: This Fund invests primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging markets countries, as well as entities organized to restructure the outstanding debt of such issuers. The sub-advisor will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund's securities, and the Fund's securities will generally be in the lower or lowest rating categories.

------------------------------------------------------------------------
                      METROPOLITAN SERIES FUND
------------------------------------------------------------------------

The Metropolitan Series Fund, Inc. ("Metropolitan") is an open-end management investment company registered under the 1940 Act.
Metropolitan is divided into portfolios, each of which represents a different class of stock in which a corresponding investment division of the Separate Account invests.

The investment objectives and policies of the Funds available under your Policy are summarized below:

   JANUS MID CAP PORTFOLIO: The Portfolio seeks long-term growth of capital. It normally invests at least 65% of its total assets in common stocks of medium capitalization companies selected for their growth potential. The portfolio manager defines medium capitalization ("mid-cap") companies as those whose market capitalization falls within the range of companies included in the S&P MidCap 400 Index at the time of the purchase. The Portfolio is non-diversified, so that it can own larger positions in a smaller number of issuers. This means that appreciation or depreciation of a single investment can have a greater impact on the Portfolio's share price. The portfolio manager generally takes a "bottom up" approach to building the Portfolio by identifying the companies with earnings growth potential that may not be recognized by the market at large, without regard to any industry sector or other similar selection procedure.

   T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO: This Portfolio seeks long-term growth of capital, with dividend income as a secondary goal. It normally invests at least 65% of its total assets in a diversified group of large capitalization growth companies. The portfolio managers define large capitalization ("large-cap") companies as those whose market capitalization falls within the range of the largest 300 companies included in the Russell 3000 Index at the time of the purchase. The Portfolio generally looks for companies with above-average growth in earnings and cash flow; the ability to sustain earnings momentum even during economic slowdowns by operating in industries or service sectors where earnings and dividends can outpace inflation and the overall economy; or that have a lucrative niche in the economy where profit margins widen due to economic factors (rather than one-time events such as lower taxes). The Portfolio expects to invest in common stocks of companies that normally (but not always) pay dividends that are generally expected to rise in future years as earnings rise.

   T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO: The investment objective of this Portfolio is long-term capital growth. The Portfolio normally invests at least 65% of its total assets in a diversified group of small capitalization companies. The portfolio manager defines small capitalization ("small cap") companies as those whose market capitalization falls within the range of companies included in the bottom 10% of the S&P 500 Index at the time of the purchase. The Portfolio expects to invest primarily in common stocks and convertible securities of companies in the development stage of their corporate life cycle with potential to achieve long-term earnings growth faster than the overall market.

------------------------------------------------------------------------
                       NEW ENGLAND ZENITH FUND
------------------------------------------------------------------------

New England Zenith Fund is an open-end diversified management investment company, more commonly known as a mutual fund, consisting of multiple investment portfolios, known as the "Series." New
England Investment

Management, Inc. (NEIM) was organized in 1994 by New England Financial to serve as the investment adviser to the Series.

The investment objectives and policies of the Fund available under your Policy are summarized below:

   ALGER EQUITY GROWTH SERIES: The Fund primarily in growth stocks and will ordinarily invest at least 65% of its total assets in equity securities of issues with market capitalization of $1 billion or greater. The Fund seeks out and invests primarily in companies that are traded on domestic stock exchanges or in the domestic over-the-counter market. The Fund may purchase equity securities of companies that are still in the development stage. The Fund may purchase securities of older companies appear to be entering a new stage of growth progress due to factors like management changes or development of new technologies, products or markets, or that provide products or services with a high unit volume growth rate. The Fund focuses on fundamental characteristics of individual companies and does not allocate assets based on specific industry sectors.

THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS STATED OBJECTIVE. It is conceivable that in the future it may be disadvantageous for Funds to offer shares to separate accounts of various insurance companies to serve as the investment medium for their variable products or for both variable life and annuity separate accounts to invest simultaneously in a Fund. The Boards of Trustees, the Boards of Directors, and the respective Advisors of each Fund, and the Company and any other insurance companies participating in the Funds are required to monitor events to identify any material irreconcilable conflicts that may possibly arise, and to determine what action, if any, should be taken in response to those events or conflicts. A more detailed description of the Funds, their investment policies, restrictions, risks, and charges is in the prospectuses for each Fund, which must accompany or precede this Prospectus and which should be read carefully.

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           ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS
-------------------------------------------------------------------------

The Company reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the Separate Account or that the Separate Account may purchase. The Company reserves the right to eliminate the shares of any of the Funds and to substitute shares of another Fund if the shares of a Fund are no longer available for investment or if in its judgment further investment in any Fund becomes inappropriate in view of the purposes of the Separate Account. The Company will not substitute any shares attributable to an Owner's interest in a Division of the Separate Account without notice to the Owner and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. Nothing contained in this Prospectus shall prevent the Separate Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Owners.

The Company also reserves the right to establish additional Divisions of the Separate Account, each of which would invest in a new Fund with a specified investment objective. New Divisions may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant. Any new Division will be made available to existing Owners on a basis to be determined by the Company. To the extent approved by the SEC, the Company may also eliminate or combine one or more Divisions, substitute one Division for another Division, or transfer assets between Divisions if, in its sole discretion, marketing, tax, or investment conditions warrant.

In the event of a substitution or change, the Company may, if it considers it necessary, make such changes in the Policy by appropriate endorsement and offer conversion options required by law, if any. The Company will notify all Owners of any such changes.

If deemed by the Company to be in the best interests of persons having voting rights under the Policy, and to the extent any necessary SEC approvals or Owner votes are obtained, the Separate Account may be: (a) operated as a management company under the 1940 Act; (b) de-registered under that Act in the event such registration is no longer required; or (c) combined with other separate accounts of the Company. To the extent permitted by applicable law, the Company may also transfer the assets of the Separate Account associated with the Policy to another separate account.

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 THE FOLLOWING INFORMATION REPLACES THE CORRESPONDING INFORMATION IN THE
 "DEFINITIONS" SECTION OF YOUR PROSPECTUS.
-------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE. General American will deduct a daily charge from the Separate Account at a rate not exceeding
 .0019111% of the average net assets of each Division of the Separate Account which equals an effective annual rate of .70% of those net assets. This deduction is guaranteed not to exceed .70% while the Policy is in force. The actual charge may vary among the Divisions of the Separate Account. General American may realize a profit from this charge.

The mortality risk assumed by General American is that Insureds may die sooner than anticipated and that therefore General American will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Policy will exceed the amounts realized from the administrative charges assessed against the Policy.

-------------------------------------------------------------------------
 THE FOLLOWING INFORMATION REPLACES THE FOURTH PARAGRAPH IN THE "TAX STATUS OF THE POLICY" SECTION OF YOUR PROSPECTUS.
-------------------------------------------------------------------------

Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the Separate Account to be "adequately diversified" in order for the Policy to be treated as a life insurance contract for Federal tax purposes. The Separate Account, intends to comply with the diversification requirements prescribed by the Treasury in Regulation Section 1.817-5, which affect how assets may be invested. Although General American does not control the Funds, it has entered into agreements, which require these investment companies to be operated in compliance with the requirements prescribed by the Treasury.